July 3, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

Re: Washington Mutual Investors Fund, Inc.
File Nos. 2-11051
811-604

Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 29, 2006 of Registrant's Post-Effective Amendment No. 112 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940.

Sincerely,

/s/ Burton L. Raimi
Burton L. Raimi
Secretary